Cover Page	12 Months Ended
Dec. 31, 2021
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	true
Entity Registrant Name	GINKGO BIOWORKS HOLDINGS, INC.
Entity Central Index Key	0001830214
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On November 23, 2021, we filed a registration statement on Form S-1 (File No. 333-261318) (the “Registration Statement”) with the Securities and Exchange Commission (the “SEC”). The Registration Statement registered for (i) resale up to an aggregate of 84,346,092 shares of Class A common stock, including 52,849,353 earn-out shares of Class A common stock, (ii) the issuance by us and the resale of up to an aggregate of up to 17,325,000 shares of Class A common stock that are issuable upon the exercise of 17,325,000 private placement warrants, (iii) the issuance by us of up to 34,499,925 shares of Class A common stock that are issuable upon the exercise of 34,499,925 warrants issued in connection with the initial public offering and (iv) the resale by certain selling securityholders of an aggregate of up to 17,325,000 Private Placement Warrants. The Registration Statement was declared effective by the SEC on December 10, 2021. This post-effective amendment is being filed to include information from our Annual Report on Form 10-K for the year ended December 31, 2021 that was filed on March 29, 2022 (the “Annual Report”). No additional securities are being registered under this post-effective amendment and all applicable registration and filing fees were paid at the time of the original filing of the Registration Statement.